As filed with the Securities and Exchange Commission on November 22, 2021

File No. 333-257123

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

WILMINGTON FUNDS
(Exact Name of Registrant as Specified in Charter)

1100 North Market Street, 9th Floor Wilmington, Delaware 19890
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(800) 836-2211
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:
John McDonnell	Alison M. Fuller, Esq.
Wilmington Funds Management Corporation	Stradley Ronon Stevens, & Young LLP
1100 North Market Street, 9th Floor Wilmington, Delaware 19890	2000 K Street, N.W., Suite 700 Washington, D.C. 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Title of securities being registered:

Class A and Class I shares of beneficial interest, without par value, of the Wilmington Broad Market Bond Fund, a series of the Registrant.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 to the Registration Statement on N-14 of Wilmington Funds is being made for the purpose of filing the final version of the plan of reorganization and opinion and consent of counsel regarding tax matters of the Registration Statement.

Part A

Part A, the definitive combined Prospectus/Information Statement dated July 15, 2021, was filed pursuant to Rule 488 of the Securities Act of 1933 (SEC Accession No. 0001193125-216376) on July 15, 2021, and is incorporated herein by reference.

Part B

Part B, the definitive Statement of Additional Information dated July 15, 2021, was filed pursuant to Rule 488 of the Securities Act of 1933 (SEC Accession No. 0001193125-216376) on July 15, 2021, and is incorporated herein by reference.

PART C: OTHER INFORMATION
Item 15. Indemnification
Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues. Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

(1)
Conformed copy of Amended and Restated Agreement and Declaration of Trust of Wilmington Funds, dated March 6, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(2)(a)
Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(2)(b)
Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(2)(c)
Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(2)(d)
Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(3)	Not applicable.

(4)	Plan of Reorganization, between the Registrant, on behalf of Intermediate-Term Bond Fund and Broad Market Bond Fund, is filed herewith as Exhibit EX-16.4.

(5)
See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust, and see Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

(6)(a)
Investment Advisory Contract, dated March 12, 2012, between the Registrant and Wilmington Funds Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed August 28, 2012.

(6)(b)
Sub-Advisory Contract, dated March 12, 2012, among the Registrant, Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(6)(c)
Sub-Advisory Agreement for Wilmington International Fund (Allianz Global Investors U.S. LLC) dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(d)
Sub-Advisory Agreement for Wilmington International Fund (AXA Investment Managers, Inc.), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(e)
Sub-Advisory Agreement for Wilmington International Fund (Berenberg Asset Management LLC), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(f)
Sub-Advisory Agreement for Wilmington International Fund (Nikko Asset Management Americas, Inc.), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(g)
Sub-Advisory Agreement for Wilmington International Fund (Schroder Investment Management North America, Inc.), dated September 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(h)
Sub-Advisory Agreement for Wilmington Global Alpha Equities Fund (Wellington Management Company LLP) dated December 1, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(6)(i)
Sub-Advisory Agreement for Wilmington Real Asset Fund (Parametric Portfolio Associates LLC) dated March 1, 2021, incorporated by reference to Registrant’s Post-Effective Amendment No. 159 on Form N-1A filed September 17, 2021.

(7)(a)(i)
Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated November 1, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(7)(a)(ii)
Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc., dated May 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(7)(a)(iii)
Interim Distribution Agreement between Registrant and ALPS Distributors, Inc. dated April 16, 2018, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed August 28, 2018.

(7)(b)	Form of Broker-Dealer Selling Agreement of the Registrant, incorporated by reference to Exhibit 7(b) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(7)(c)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Exhibit 7(c) to Registrant’s Registration Statement on Form N-14, No. 333-199580, filed October 24, 2014.

(7)(d)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(8)	Not applicable.

(9)(a)
Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(9)(b)
Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(10)(a)	Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 15, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 132 on Form N-1A filed August 22, 2017.

(10)(b)
Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreements, effective December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(10)(c)	Conformed copy of Multiple Class Plan of the Registrant, dated July 19, 2019, incorporated by reference to Registrant’s Post-Effective Amendment No. 151 on Form N-1A filed August 29, 2019.

(11)	Not applicable.

(12)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization is filed herewith as Exhibit EX-16.12.

(13)(a)(i)
Agreement for Administrative Services between the Registrant and Wilmington Funds Management Corporation, dated October 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 107 on Form N-1A filed August 27, 2013.

(13)(a)(ii)
Amendment No. 1 to Agreement for Administrative Services between Registrant and Wilmington Funds Management Corporation dated October 1, 2013, incorporated by reference to Registrant’s Post-Effective Amendment No. 109 on Form N-1 filed August 22, 2014.

(13)(b)(i)
Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(13)(b)(ii)
Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(13)(c)	Conformed copy of Shareholder Services Plan dated September 9, 2020, incorporated by reference to Registrant’s Post-Effective Amendment No. 158 on Form N-1A filed August 27, 2021.

(13)(d)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(13)(e)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(13)(f)
Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(13)(g)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(13)(h)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(13)(i)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.
(13)(j)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(14)	Not applicable.

(15)	Not applicable.

(16)(a)	Conformed copy of Trustees’ Powers of Attorney, dated June 13, 2021, incorporated by reference to Registrant’s Registration Statement on Form N-14, No. 333-257123, filed June 15, 2021.

(16)(b)	Conformed copy of Officer’s Power of Attorney, dated June 13, 2021, incorporated by reference to Registrant’s Registration Statement on Form N-14, No. 333-257123, filed June 15, 2021.

(16)(c)	Conformed Secretary’s Certificate, dated June 14, 2021, incorporated by reference to Registrant’s Registration Statement on Form N-14, No. 333-257123, filed June 15, 2021.

(17)	Not applicable.

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on November 22, 2021.

WILMINGTON FUNDS

By:	/s/ LISA R. GROSSWIRTH
Lisa R. Grosswirth
Secretary
As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacity and on the date indicated.

Name	Title	Date
NICHOLAS A. GIORDANO*	Chairman of the Board and Trustee
Nicholas A. Giordano		November 22, 2021

CHRISTOPHER W. ROLEKE*
Christopher W. Roleke	Principal Executive Officer	November 22, 2021

ARTHUR JASION*
Arthur Jasion	Principal Financial Officer	November 22, 2021

DOMINICK D’ERAMO*	Trustee
Dominick D’Eramo		November 22, 2021

ROBERT H. ARNOLD*
Robert H. Arnold	Trustee	November 22, 2021

DONALD E. FOLEY*
Donald E. Foley	Trustee	November 22, 2021

GREGORY P. CHANDLER*
Gregory P. Chandler	Trustee	November 22, 2021

VALERIE J. SILL*
Valerie J. Sill	Trustee	November 22, 2021

By:	/s/ LISA R GROSSWIRTH		November 22, 2021
	Lisa R. Grosswirth	As Attorney-In-Fact for
	Secretary	the persons listed above
*	By Power of Attorney